CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues
Revenues	$ 8,447	$ 7,799
Costs
Purchased power (includes $2,705 related party costs; 2023 - $2,314) (Note 28)	4,143	3,652
Operation, maintenance and administration (Note 28)	1,259	1,316
Depreciation, amortization and asset removal costs (Note 4)	1,057	986
Total costs	6,459	5,954
Income before financing charges and income tax expense	1,988	1,845
Financing charges (Note 5)	617	562
Income before income tax expense	1,371	1,283
Income tax expense (Note 6)	188	182
Net income	1,183	1,101
Other comprehensive loss (Note 7)	(9)	(14)
Comprehensive income	1,174	1,087
Net income attributable to:
Noncontrolling interest (Note 27)	9	9
Common shareholder basic	1,174	1,092
Net income	1,183	1,101
Comprehensive income attributable to:
Noncontrolling interest (Note 27)	9	9
Common shareholder	1,165	1,078
Comprehensive income	$ 1,174	$ 1,087
Basic earnings per common share (in dollars per share)	$ 8,254	$ 7,677
Diluted earnings per common share (in dollars per share)	$ 8,254	$ 7,677
Distribution
Revenues
Revenues	$ 6,175	$ 5,582
Transmission
Revenues
Revenues	$ 2,272	$ 2,217